1933 Act Registration No. 002-74747
1940 Act Registration No. 811-03313
As filed with the Securities and Exchange Commission on November 18, 2011

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 66	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 66	☑
FIRST AMERICAN FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
800 Nicollet Mall
Minneapolis, Minnesota 55402
(Address of Principal Executive Offices) (Zip Code)
(612) 303-7987
(Registrant’s Telephone Number, including Area Code)
Richard J. Ertel
U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall, BC-MN-H04N
Minneapolis, Minnesota 55402-7020
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☑ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on (date) pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES
Index to Exhibits
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 002-74747 and 811-03313 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 18th day of November, 2011.

FIRST AMERICAN FUNDS, INC.
By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on October 18, 2011.

SIGNATURE	TITLE

/s/ Joseph M. Ulrey III Joseph M. Ulrey III	President
/s/ Jill M. Stevenson Jill M. Stevenson	Treasurer (principal financial/accounting officer)
* Victoria J. Herget	Director
* Roger A. Gibson	Director
* John P. Kayser	Director
* Leonard W. Kedrowski	Director
* Richard K. Riederer	Director
* Joseph D. Strauss	Director
* James M. Wade	Director

*	Richard J. Ertel, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of First American Funds, Inc. pursuant to the powers of attorney duly executed by such persons.

By:	/s/ Richard J. Ertel Richard J. Ertel	Attorney-in-Fact

Index to Exhibits

Exhibit Number	Name of Exhibit
101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbas

101.DEF	XBRL Taxonomy Extension Definition Linkbase

101.LAB	XBRL Taxonomy Extension Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase